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                                  ARMADA FUNDS
                           CLASS A, B AND H (RETAIL)
                            CLASS C SHARES (RETAIL)

                              MICRO CAP VALUE FUND

     Supplement dated May 20, 2002 to the Prospectus Dated January 29, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective May 20, 2002, the Micro Cap Value Fund (the "Fund") has been renamed the Small / Mid Cap Value Fund to reflect a change to its investment strategy. The Fund now intends to invest primarily in common stocks of U.S. companies having a market capitalization between $500 million and $5 billion at the time of purchase.

All information in the prospectus concerning the Micro Cap Value Fund is deleted. A shares of the Small / Mid Cap Value Fund are offered in a separate prospectus. Class B, H and C shares are not yet available to prospective investors.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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                                  ARMADA FUNDS
                         CLASS I SHARES (INSTITUTIONAL)

                              MICRO CAP VALUE FUND

     Supplement dated May 20, 2002 to the Prospectus Dated October 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective May 20, 2002, the Micro Cap Value Fund (the "Fund") has been renamed the Small / Mid Cap Value Fund to reflect a change to its investment strategy. The Fund now intends to invest primarily in common stocks of U.S. companies having a market capitalization between $500 million and $5 billion at the time of purchase.

All information in this prospectus concerning the Micro Cap Value Fund is deleted. I shares of the Small / Mid Cap Value Fund are offered in a separate prospectus.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.